SCHEDULE OF TRANSLATION OF FOREIGN CURRENCY (Details)	May 31, 2026	May 31, 2025	May 31, 2024
Year End Spot Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Currency exchange rates, year end	7.84	7.84
Average Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Currency exchange rates, year end	7.81	7.79	7.82